LVIP Delaware Bond Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.21%
•Fannie Mae Connecticut Avenue Securities
Series 2018-R07 1M2 7.25% (LIBOR01M + 2.40%) 4/25/31	235,130	$ 235,643
Series 2019-R01 2M2 7.30% (LIBOR01M + 2.45%) 7/25/31	260,837	261,815
Series 2019-R02 1M2 7.15% (LIBOR01M + 2.30%) 8/25/31	104,951	105,115
Series 2022-R02 2M2 7.56% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,363,055
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	49,822	51,738
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	198,140	157,028
Series 2017-40 GZ 3.50% 5/25/47	2,992,637	2,844,028
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,504,832	2,271,175
•Freddie Mac STACR REMIC Trust
Series 2019-HQA4 M2 6.90% (LIBOR01M + 2.05%) 11/25/49	106,306	106,399
Series 2020-DNA2 M2 6.70% (LIBOR01M + 1.85%) 2/25/50	1,339,050	1,346,187
Series 2020-HQA2 M2 7.95% (LIBOR01M + 3.10%) 3/25/50	1,595,152	1,630,067
Series 2021-DNA1 M2 6.36% (SOFR30A + 1.80%) 1/25/51	29,559,589	29,191,073
Series 2021-DNA3 M2 6.66% (SOFR30A + 2.10%) 10/25/33	12,900,000	12,464,657
Series 2021-DNA5 M2 6.21% (SOFR30A + 1.65%) 1/25/34	13,477,364	13,190,970
Series 2021-HQA1 M2 6.81% (SOFR30A + 2.25%) 8/25/33	37,000,000	35,616,648
Series 2021-HQA2 M2 6.61% (SOFR30A + 2.05%) 12/25/33	25,500,000	24,127,480
Series 2022-DNA1 M2 7.06% (SOFR30A + 2.50%) 1/25/42	11,550,000	10,659,456
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 5.90% (LIBOR01M + 1.05%) 12/25/29	1,109,671	1,106,170
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	179,398	$ 188,755
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,034,488
Series 2017-163 ZK 3.50% 11/20/47	687,173	661,125
Total Agency Collateralized Mortgage Obligations (Cost $146,775,895)		141,613,072
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	2,990,000	2,792,231
Total Agency Commercial Mortgage-Backed Security (Cost $2,951,574)		2,792,231
AGENCY MORTGAGE-BACKED SECURITIES–27.65%
Fannie Mae S.F. 15 yr
2.00% 3/1/36	7,183,818	6,483,738
2.50% 8/1/35	1,675,259	1,558,718
Fannie Mae S.F. 20 yr
2.00% 1/1/41	6,362,761	5,500,716
2.00% 3/1/41	15,516,731	13,413,543
2.00% 5/1/41	7,031,702	6,079,046
2.50% 10/1/41	5,519,271	4,934,118
3.00% 12/1/37	9,780,770	9,166,956
3.00% 1/1/38	12,762,422	11,961,530
3.00% 10/1/47	56,173	50,832
4.00% 9/1/42	30,753,693	29,699,462
Fannie Mae S.F. 30 yr
2.00% 11/1/50	18,637,937	15,483,231
2.00% 12/1/50	17,704,211	14,690,411
2.00% 1/1/51	5,678,820	4,753,487
2.00% 2/1/51	21,436,611	17,860,277
2.00% 3/1/51	2,134,354	1,769,721
2.00% 4/1/51	28,937,202	23,989,064
2.00% 6/1/51	1,623,021	1,360,574
2.00% 8/1/51	7,898,306	6,552,047
2.00% 1/1/52	21,005,205	17,520,970
2.50% 9/1/50	25,430,569	22,229,465
2.50% 1/1/51	49,473,579	43,407,007
2.50% 4/1/51	25,337,030	21,843,483
2.50% 6/1/51	8,361,938	7,306,209
2.50% 7/1/51	1,208,859	1,048,438
2.50% 8/1/51	42,179,729	36,667,293
3.00% 6/1/45	541,541	498,420
3.00% 4/1/46	2,319,767	2,139,509
3.00% 8/1/46	1,365,685	1,253,259
3.00% 4/1/47	21,742	19,881
3.00% 12/1/47	2,651,763	2,426,823
3.00% 2/1/48	24,205,362	22,204,078
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 3/1/48	18,539,821	$ 16,946,528
3.00% 11/1/48	3,365,378	3,081,044
3.00% 11/1/49	1,516,785	1,386,251
3.00% 12/1/49	20,602,931	18,692,400
3.00% 2/1/50	1,119,755	982,756
3.00% 7/1/50	8,786,966	7,954,847
3.00% 5/1/51	2,801,324	2,545,102
3.00% 7/1/51	9,674,837	8,748,152
3.00% 12/1/51	13,529,038	12,242,717
3.00% 2/1/52	9,174,039	8,266,315
3.00% 2/1/57	60,163	53,463
3.50% 1/1/48	7,159,433	6,757,809
3.50% 2/1/48	15,229,587	14,361,948
3.50% 11/1/48	7,887,851	7,438,467
3.50% 3/1/50	2,968,923	2,804,327
3.50% 8/1/50	47,385,730	44,645,620
3.50% 9/1/50	7,040,979	6,654,092
3.50% 3/1/52	26,081,318	24,473,674
3.50% 4/1/52	23,288,731	21,641,810
3.50% 5/1/52	15,088,581	14,138,973
3.50% 6/1/52	76,366,857	70,964,902
4.00% 3/1/47	16,526,738	16,113,239
4.00% 6/1/48	12,482,320	12,148,838
4.00% 10/1/48	12,495,949	12,267,660
4.00% 1/1/50	3,260,573	3,219,765
4.00% 5/1/51	9,751,699	9,435,252
4.50% 6/1/40	776,490	780,899
4.50% 7/1/40	1,031,610	1,007,699
4.50% 8/1/41	2,513,867	2,528,171
4.50% 2/1/44	10,285,597	10,344,011
4.50% 4/1/44	531,979	532,707
4.50% 2/1/46	30,983,572	31,054,091
4.50% 5/1/46	4,027,158	4,050,017
4.50% 12/1/48	3,189,248	3,174,020
4.50% 1/1/49	5,128,594	5,107,041
4.50% 2/1/49	2,722,689	2,723,624
4.50% 5/1/49	224,202	222,983
4.50% 1/1/50	4,210,145	4,185,941
4.50% 3/1/50	4,599,093	4,584,174
4.50% 6/1/52	24,298,711	23,835,997
4.50% 9/1/52	39,428,539	38,677,701
4.50% 10/1/52	89,695,504	87,892,634
5.00% 7/1/47	4,934,515	5,039,378
5.00% 6/1/48	19,467	19,756
5.00% 1/1/51	22,766,029	23,013,399
5.00% 7/1/52	17,225,166	17,230,851
5.00% 10/1/52	50,419,488	50,430,862
5.50% 5/1/44	25,788,933	26,694,200
5.50% 8/1/52	12,410,165	12,725,170
5.50% 10/1/52	36,072,264	36,570,822
5.50% 11/1/52	25,564,357	26,060,631
5.50% 3/1/53	73,900,073	74,646,652
6.00% 6/1/41	5,461,621	5,678,815
6.00% 7/1/41	20,077,521	20,977,640
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/42	4,177,191	$ 4,363,893
Freddie Mac S.F. 15 yr 2.00% 12/1/35	22,341,622	20,267,063
Freddie Mac S.F. 20 yr
2.00% 3/1/41	17,324,503	14,976,101
2.50% 2/1/42	2,102,039	1,862,271
3.00% 5/1/40	767,777	717,636
3.00% 4/1/42	6,786,851	6,209,470
5.00% 11/1/42	15,741,867	15,854,299
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,832,873	5,667,390
2.00% 9/1/51	18,271,729	15,165,298
2.00% 3/1/52	11,550,557	9,554,418
2.50% 7/1/50	7,767,683	6,785,887
2.50% 10/1/50	15,481,242	13,532,435
2.50% 1/1/51	19,198,793	16,591,635
2.50% 2/1/51	9,690,675	8,453,632
2.50% 3/1/51	3,558,533	3,098,869
3.00% 1/1/47	58,347,639	53,393,240
3.00% 8/1/48	4,855,228	4,428,036
3.00% 1/1/50	3,089,797	2,809,160
3.00% 7/1/50	4,311,296	3,927,760
3.00% 12/1/50	1,958,459	1,780,591
3.00% 8/1/51	8,315,714	7,505,815
3.00% 8/1/52	19,864,520	17,976,513
3.50% 2/1/47	11,556,301	11,018,019
3.50% 11/1/48	20,666,668	19,538,842
3.50% 6/1/52	4,807,300	4,476,610
4.00% 10/1/47	7,802,567	7,532,271
4.00% 9/1/49	7,552,424	7,379,287
4.00% 4/1/52	2,785,322	2,663,887
4.00% 9/1/52	67,074,502	64,354,745
4.50% 3/1/42	1,673,118	1,684,465
4.50% 1/1/49	5,285,742	5,258,951
4.50% 3/1/49	2,439,916	2,430,228
4.50% 4/1/49	5,910,073	5,897,107
4.50% 8/1/49	7,875,092	7,877,211
4.50% 7/1/52	5,236,275	5,143,445
5.00% 10/1/48	3,032,971	3,071,942
5.00% 7/1/52	31,925,091	31,966,707
5.00% 10/1/52	2,399,330	2,392,718
5.50% 9/1/41	9,452,104	9,823,493
5.50% 9/1/52	32,186,679	32,843,425
5.50% 11/1/52	20,566,066	20,859,986
5.50% 3/1/53	25,775,000	26,366,763
6.00% 5/1/39	115,060	121,014
GNMA I S.F. 30 yr
3.00% 8/15/45	3,648,755	3,378,686
3.00% 3/15/50	1,970,962	1,807,769
5.50% 10/15/42	11,550,071	12,091,418
GNMA II S.F. 30 yr
3.00% 8/20/50	3,918,450	3,639,028
3.00% 12/20/51	16,211,219	14,794,613
5.00% 9/20/52	8,094,965	8,109,618

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
5.50% 5/20/37	313,176	$ 327,525
Total Agency Mortgage-Backed Securities (Cost $1,871,459,559)		1,773,399,328
CORPORATE BONDS–32.65%
Aerospace & Defense–0.31%
Boeing Co.
3.25% 2/1/28	7,380,000	6,876,758
3.75% 2/1/50	16,990,000	12,858,438
		19,735,196
Airlines–0.46%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	2,209,683	2,174,575
Delta Air Lines, Inc. 7.00% 5/1/25	16,537,000	16,952,458
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	6,039,250	6,019,804
♦United Airlines Pass-Through Trust
3.75% 3/3/28	3,205,439	3,000,050
4.00% 10/11/27	1,362,700	1,284,716
		29,431,603
Auto Manufacturers–0.12%
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,920,000	1,779,408
2.90% 2/16/28	4,180,000	3,593,128
2.90% 2/10/29	3,140,000	2,599,828
		7,972,364
Auto Parts & Equipment–0.26%
Aptiv PLC 3.10% 12/1/51	21,208,000	13,440,487
Nemak SAB de CV 3.63% 6/28/31	4,140,000	3,136,153
		16,576,640
Banks–6.81%
Banco Nacional de Panama 2.50% 8/11/30	6,390,000	4,957,971
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	9,617,340
μBank Hapoalim BM 3.26% 1/21/32	4,635,000	3,855,393
μBank Leumi Le-Israel BM 7.13% 7/18/33	4,260,000	4,125,810
μBank of America Corp.
2.48% 9/21/36	26,285,000	19,961,536
6.20% 11/10/28	14,090,000	14,729,429
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	19,999,398
μBarclays PLC 7.39% 11/2/28	4,335,000	4,594,854
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBBVA Bancomer S.A. 5.88% 9/13/34	3,475,000	$ 3,035,065
BPCE SA 5.13% 1/18/28	23,260,000	23,043,698
μCitigroup, Inc. 5.61% 9/29/26	14,855,000	14,965,710
μCitizens Bank NA 6.06% 10/24/25	10,270,000	9,663,714
Credit Agricole SA 5.30% 7/12/28	19,040,000	19,302,597
Credit Suisse AG 7.95% 1/9/25	13,535,000	13,758,463
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	6,161,719
3.74% 1/7/33	3,995,000	2,890,417
6.72% 1/18/29	9,809,000	9,740,444
μFifth Third Bancorp 6.36% 10/27/28	1,895,000	1,907,429
μFifth Third Bank NA 5.85% 10/27/25	13,250,000	13,059,662
Huntington National Bank
μ4.55% 5/17/28	6,597,000	6,215,509
5.65% 1/10/30	4,935,000	4,729,041
μKeyCorp 4.79% 6/1/33	1,896,000	1,697,524
μMorgan Stanley
1.93% 4/28/32	5,960,000	4,688,758
2.48% 9/16/36	22,423,000	17,034,729
6.14% 10/16/26	23,885,000	24,338,804
6.30% 10/18/28	12,237,000	12,867,768
6.34% 10/18/33	4,325,000	4,723,722
μNBK SPC Ltd. 1.63% 9/15/27	7,985,000	7,096,669
PNC Bank NA
3.88% 4/10/25	6,913,000	6,683,109
4.05% 7/26/28	7,075,000	6,703,714
μPNC Financial Services Group, Inc. 5.67% 10/28/25	6,130,000	6,133,140
Popular, Inc. 7.25% 3/13/28	17,270,000	17,079,512
‡SVB Financial Group
1.80% 10/28/26	2,432,000	1,508,910
1.80% 2/2/31	4,000,000	2,280,000
4.00% 5/15/26	11,000,000	715,000
4.57% 4/29/33	5,384,000	3,122,720
Toronto-Dominion Bank 4.11% 6/8/27	13,110,000	12,697,297
Truist Bank
μ2.64% 9/17/29	21,981,000	20,635,875
3.30% 5/15/26	7,220,000	6,647,774
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	11,456,807
4.95% 9/1/25	7,095,000	6,557,778
6.12% 10/28/33	3,551,000	3,725,466
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,619,907
3.95% 11/17/25	6,220,000	5,987,628
μ4.65% 2/1/29	14,012,000	13,696,302
μ4.84% 2/1/34	15,640,000	15,175,886

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
μ5.73% 10/21/26	4,655,000	$ 4,674,959
U.S. Bank NA 3.40% 7/24/23	4,810,000	4,779,102
		436,644,059
Biotechnology–1.69%
Amgen, Inc.
5.15% 3/2/28	11,870,000	12,119,521
5.25% 3/2/30	14,430,000	14,758,744
5.25% 3/2/33	43,543,000	44,736,038
5.65% 3/2/53	10,255,000	10,672,390
Royalty Pharma PLC
1.75% 9/2/27	15,130,000	13,111,699
3.35% 9/2/51	12,677,000	8,350,266
3.55% 9/2/50	6,313,000	4,351,745
		108,100,403
Building Materials–0.14%
GCC SAB de CV 3.61% 4/20/32	8,065,000	6,766,711
Standard Industries, Inc. 3.38% 1/15/31	3,120,000	2,507,496
		9,274,207
Chemicals–0.69%
Celanese U.S. Holdings LLC
6.05% 3/15/25	2,905,000	2,921,674
6.17% 7/15/27	10,125,000	10,182,756
Nutrien Ltd.
2.95% 5/13/30	15,380,000	13,538,563
4.90% 3/27/28	2,405,000	2,404,296
OCP SA 5.13% 6/23/51	4,285,000	3,111,081
Sherwin-Williams Co. 3.30% 5/15/50	17,225,000	12,177,549
		44,335,919
Commercial Services–0.04%
Ashtead Capital, Inc. 2.45% 8/12/31	2,960,000	2,331,813
		2,331,813
Diversified Financial Services–1.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,418,646
3.00% 10/29/28	16,200,000	14,142,961
4.50% 9/15/23	2,295,000	2,273,055
6.50% 7/15/25	3,035,000	3,056,940
Air Lease Corp.
2.88% 1/15/26	22,595,000	21,062,699
2.88% 1/15/32	11,795,000	9,742,860
3.00% 2/1/30	9,220,000	7,886,908
3.38% 7/1/25	3,290,000	3,134,302
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp. (continued)
μ4.13% 12/15/26	3,560,000	$ 2,420,800
5.85% 12/15/27	3,620,000	3,639,198
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	14,183,669
6.25% 4/15/28	1,580,000	1,582,210
μCharles Schwab Corp. 5.38% 6/1/25	8,910,000	8,442,225
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	4,527,230
6.45% 6/8/27	1,766,000	1,820,689
6.50% 1/20/43	5,130,000	5,256,660
		109,591,052
Electric–3.88%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	7,000,000	4,991,546
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,330,058
4.15% 5/1/49	1,530,000	1,263,671
AEP Transmission Co. LLC 5.40% 3/15/53	6,910,000	7,197,568
Alfa Desarrollo SpA 4.55% 9/27/51	4,174,319	3,060,986
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,854,710
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,644,944
Baltimore Gas & Electric Co. 4.55% 6/1/52	6,740,000	6,144,377
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	14,870,299
Duke Energy Carolinas LLC 4.95% 1/15/33	27,770,000	28,522,738
μDuke Energy Corp. 4.88% 9/16/24	7,100,000	6,813,160
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	7,593,924
3.25% 10/1/49	4,095,000	2,993,824
Enel Finance America LLC 2.88% 7/12/41	11,800,000	7,762,500
Enel Finance International NV
1.88% 7/12/28	3,695,000	3,108,218
2.25% 7/12/31	1,709,000	1,338,039
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,936,377
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,710,476
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,515,628
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	9,754,831

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp. 5.30% 3/15/33	13,150,000	$ 13,378,323
Indianapolis Power & Light Co. 5.65% 12/1/32	5,145,000	5,404,794
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,421,880
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	2,157,850
NextEra Energy Capital Holdings, Inc. 3.00% 1/15/52	5,535,000	3,726,160
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	6,279,307
5.05% 10/1/48	6,185,000	5,643,261
Pacific Gas & Electric Co.
3.25% 6/1/31	2,220,000	1,880,812
3.30% 8/1/40	21,588,000	15,311,801
4.95% 7/1/50	2,559,000	2,108,265
PacifiCorp 5.35% 12/1/53	2,945,000	3,013,744
PG&E Corp. 5.25% 7/1/30	2,250,000	2,088,675
Public Service Co. of Colorado 5.25% 4/1/53	3,945,000	4,018,402
μSempra Energy 4.88% 10/15/25	2,835,000	2,655,158
Southern California Edison Co.
3.45% 2/1/52	11,586,000	8,479,584
3.65% 2/1/50	4,215,000	3,244,727
4.00% 4/1/47	3,505,000	2,878,246
4.88% 3/1/49	11,850,000	10,965,057
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,285,471
Vistra Operations Co. LLC 5.13% 5/13/25	5,695,000	5,549,923
		248,899,314
Energy-Alternate Sources–0.07%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	5,841,480	4,766,694
		4,766,694
Engineering & Construction–0.19%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	12,126,100
		12,126,100
Entertainment–0.08%
Warnermedia Holdings, Inc. 5.14% 3/15/52	6,480,000	5,250,312
		5,250,312
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.10%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00% 2/2/29	7,289,000	$ 6,209,135
		6,209,135
Forest Products & Paper–0.26%
Georgia-Pacific LLC 8.00% 1/15/24	16,242,000	16,594,882
		16,594,882
Gas–0.26%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	3,269,290
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	13,598,620
		16,867,910
Health Care Products–0.21%
Baxter International, Inc. 3.13% 12/1/51	8,580,000	5,564,493
GE HealthCare Technologies, Inc.
5.60% 11/15/25	3,745,000	3,790,190
5.65% 11/15/27	3,745,000	3,870,907
		13,225,590
Health Care Services–1.39%
DaVita, Inc.
3.75% 2/15/31	4,245,000	3,348,244
4.63% 6/1/30	7,685,000	6,559,839
Elevance Health, Inc. 5.13% 2/15/53	16,198,000	16,134,724
HCA, Inc. 3.50% 7/15/51	20,717,000	14,303,647
Humana, Inc. 5.75% 3/1/28	2,575,000	2,674,239
UnitedHealth Group, Inc.
4.50% 4/15/33	23,495,000	23,359,816
5.05% 4/15/53	22,375,000	22,616,506
		88,997,015
Insurance–1.34%
American International Group, Inc. 5.13% 3/27/33	16,195,000	16,097,877
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	8,373,631
5.00% 9/12/32	12,325,000	12,378,906
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	7,823,870
3.95% 5/25/51	5,515,000	3,792,744
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	17,720,000	14,817,408
Brighthouse Financial, Inc.
3.85% 12/22/51	10,340,000	6,676,934
4.70% 6/22/47	2,364,000	1,726,962
μMetLife, Inc. 3.85% 9/15/25	8,690,000	7,656,354

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	$ 6,748,462
		86,093,148
Internet–0.07%
Amazon.com, Inc. 2.50% 6/3/50	7,010,000	4,751,952
		4,751,952
Iron & Steel–0.22%
Vale Overseas Ltd. 3.75% 7/8/30	15,765,000	14,129,627
		14,129,627
Media–1.86%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	4,000,000	3,270,640
4.25% 1/15/34	36,375,000	28,449,615
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	7,510,000	4,682,381
4.40% 12/1/61	18,914,000	12,923,514
Comcast Corp.
2.80% 1/15/51	1,245,000	840,772
3.20% 7/15/36	3,111,000	2,620,939
5.25% 11/7/25	17,200,000	17,574,547
CSC Holdings LLC 4.63% 12/1/30	4,965,000	2,448,242
Discovery Communications LLC 4.00% 9/15/55	33,235,000	22,039,925
Sirius XM Radio, Inc. 5.00% 8/1/27	3,680,000	3,445,253
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,924,445
7.30% 7/1/38	14,595,000	15,144,382
		119,364,655
Mining–0.42%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	2,870,000	2,551,762
Newmont Corp.
2.25% 10/1/30	4,525,000	3,801,300
2.60% 7/15/32	3,655,000	3,059,183
2.80% 10/1/29	19,540,000	17,278,746
		26,690,991
Miscellaneous Manufacturing–0.29%
Eaton Corp. 4.15% 3/15/33	715,000	691,532
Teledyne Technologies, Inc.
2.25% 4/1/28	10,470,000	9,357,141
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc. (continued)
2.75% 4/1/31	9,665,000	$ 8,240,416
		18,289,089
Office Business Equipment–0.36%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,370,229
3.28% 12/1/28	23,485,000	20,687,937
		23,058,166
Oil & Gas–0.78%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,334,607
4.81% 2/13/33	13,350,000	13,555,107
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,316,188
Diamondback Energy, Inc. 4.25% 3/15/52	8,872,000	6,960,747
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	5,156,283
Tengizchevroil Finance Co. International Ltd. 2.63% 8/15/25	7,694,000	6,863,217
Valero Energy Corp. 3.65% 12/1/51	7,769,000	5,640,341
		49,826,490
Pharmaceuticals–1.74%
AbbVie, Inc.
2.95% 11/21/26	14,660,000	13,948,811
4.05% 11/21/39	21,570,000	19,267,055
CVS Health Corp.
2.70% 8/21/40	36,905,000	26,393,148
3.75% 4/1/30	4,145,000	3,877,625
4.78% 3/25/38	23,423,000	22,328,685
5.05% 3/25/48	3,775,000	3,531,536
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	4,945,000	3,772,532
3.18% 7/9/50	21,445,000	15,317,641
4.40% 11/26/23	3,417,000	3,403,838
		111,840,871
Pipelines–2.04%
Enbridge, Inc. 5.70% 3/8/33	9,420,000	9,798,155
Energy Transfer LP
5.75% 2/15/33	1,227,000	1,256,669
6.25% 4/15/49	14,545,000	14,410,128
μ6.50% 11/15/26	15,980,000	14,062,400
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	8,048,006

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
3.30% 2/15/53	19,037,000	$ 13,771,616
5.35% 1/31/33	5,635,000	5,838,345
Kinder Morgan, Inc. 5.20% 6/1/33	18,870,000	18,747,270
MPLX LP
4.70% 4/15/48	3,590,000	3,014,347
5.50% 2/15/49	12,350,000	11,487,198
ONEOK, Inc. 7.50% 9/1/23	8,950,000	8,981,559
Sabine Pass Liquefaction LLC 5.75% 5/15/24	1,000	1,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	9,410,000	9,098,386
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,130,276
		130,645,358
Real Estate Investment Trusts–1.23%
American Homes 4 Rent LP 3.63% 4/15/32	8,130,000	7,039,806
Crown Castle, Inc.
2.10% 4/1/31	11,178,000	9,133,837
4.30% 2/15/29	13,740,000	13,249,855
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	29,060,000	24,954,735
Iron Mountain, Inc. 5.25% 7/15/30	9,446,000	8,517,286
Trust Fibra Uno 4.87% 1/15/30	6,000,000	5,088,540
VICI Properties LP 4.95% 2/15/30	11,785,000	11,058,654
		79,042,713
Retail–0.07%
InRetail Consumer 3.25% 3/22/28	4,820,000	4,168,336
		4,168,336
Semiconductors–0.65%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,307
3.47% 4/15/34	18,997,000	15,601,894
Entegris Escrow Corp. 4.75% 4/15/29	5,905,000	5,582,603
Micron Technology, Inc. 6.75% 11/1/29	1,688,000	1,793,198
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	4,515,000	3,201,912
3.25% 5/11/41	8,930,000	6,506,017
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
SK Hynix, Inc.
1.50% 1/19/26	3,637,000	$ 3,231,911
2.38% 1/19/31	7,615,000	5,702,152
		41,621,994
Software–0.69%
Autodesk, Inc. 2.40% 12/15/31	11,900,000	9,897,612
Broadridge Financial Solutions, Inc. 2.60% 5/1/31	9,315,000	7,794,710
Oracle Corp.
4.65% 5/6/30	8,980,000	8,744,046
5.55% 2/6/53	3,980,000	3,789,124
6.15% 11/9/29	3,000,000	3,195,384
Workday, Inc.
3.50% 4/1/27	960,000	918,496
3.70% 4/1/29	1,465,000	1,373,313
3.80% 4/1/32	9,190,000	8,425,577
		44,138,262
Telecommunications–2.08%
AT&T, Inc.
3.50% 6/1/41	13,124,000	10,357,325
3.50% 9/15/53	52,544,000	38,149,465
Frontier Communications Holdings LLC 5.00% 5/1/28	10,800,000	9,371,808
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	2,350,000	2,332,111
Telefonica Moviles Chile SA 3.54% 11/18/31	10,000,000	7,974,000
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,774,793
3.75% 4/15/27	13,240,000	12,727,257
Verizon Communications, Inc.
2.36% 3/15/32	8,315,000	6,821,612
2.88% 11/20/50	5,390,000	3,585,079
3.40% 3/22/41	9,870,000	7,847,165
4.50% 8/10/33	30,790,000	29,750,978
		133,691,593
Transportation–0.08%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	7,791,000	5,448,272
		5,448,272
Trucking & Leasing–0.06%
DAE Funding LLC 1.55% 8/1/24	4,100,000	3,856,164
		3,856,164
Total Corporate Bonds (Cost $2,326,158,798)		2,093,587,889

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENT–0.19%
•Applied Systems, Inc. 11.65% (SOFR CME03M + 6.75%) 9/17/27	11,828,013	$ 11,807,314
Total Loan Agreement (Cost $11,828,013)		11,807,314
MUNICIPAL BOND–0.07%
Curators of the University of Missouri 5.79% 11/1/41	4,070,000	4,532,639
Total Municipal Bond (Cost $4,070,000)		4,532,639
NON-AGENCY ASSET-BACKED SECURITIES–3.18%
•Apex Credit CLO Ltd. Series 2018-1A A2 5.85% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,891,423
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	5,870,000	5,709,906
•Bavarian Sky U.K. 5 PLC Series 2014-1A A1A2 6.01% (LIBOR03M + 1.20%) 10/20/34	4,000,000	3,849,888
•Black Diamond CLO Ltd. Series 2017-2A A2 6.11% (LIBOR03M + 1.30%) 1/20/32	2,735,549	2,702,372
•Catamaran CLO Ltd. Series 2014-1A A1BR 6.21% (LIBOR03M + 1.39%) 4/22/30	11,150,000	10,725,241
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.72% 11/25/36	1,000,362	979,483
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	8,500,000	7,544,064
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	22,512,306
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	43,230,000	37,103,747
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,420,000	1,309,877
Ford Credit Floorplan Master Owner Trust Series 2020-2 A 1.06% 9/15/27	5,372,000	4,903,513
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,230,000	2,193,746
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	2,626,250	2,493,086
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	2,985,013	$ 2,831,971
•KKR CLO 41 Ltd. Series 2022-41A A1 5.96% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,480,087
•Marathon CLO XIII Ltd. Series 2019-1A AANR 6.11% (LIBOR03M + 1.32%) 4/15/32	3,250,000	3,191,006
•Midocean Credit CLO IX Series 2018-9A A1 5.96% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,893,460
•MKS CLO Ltd. Series 2017-2A A 6.00% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,231,513
•Oaktree CLO Ltd. Series 2019-2A A1AR 5.91% (LIBOR03M + 1.12%) 4/15/31	5,582,715	5,505,662
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 5.96% (LIBOR03M + 1.15%) 7/20/34	11,000,000	10,696,081
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	9,200,000	8,758,342
•Regatta XIX Funding Ltd. Series 2022-1A A1 5.96% (TSFR03M + 1.32%) 4/20/35	3,000,000	2,916,519
•Signal Peak CLO 5 Ltd. Series 2018-5A A 5.93% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,960,612
•Steele Creek CLO Ltd. Series 2017-1A A 6.04% (LIBOR03M + 1.25%) 10/15/30	5,479,638	5,411,362
•TICP CLO IX Ltd. Series 2017-9A A 5.95% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,507,072
•Venture 34 CLO Ltd. Series 2018-34A A 6.02% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,350,120
•Venture 42 CLO Ltd. Series 2021-42A A1A 5.92% (LIBOR03M + 1.13%) 4/15/34	15,000,000	14,564,055
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.14% (LIBOR03M + 1.33%) 10/20/33	2,000,000	1,967,302
Total Non-Agency Asset-Backed Securities (Cost $219,364,791)		204,183,816

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.38%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.67% 1/25/45	1,028,486	$ 962,789
Series 2015-1 B2 3.67% 1/25/45	581,159	544,036
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	11,207,141	9,093,107
Series 2021-PJ8 A2 2.50% 1/25/52	15,891,695	12,894,000
Series 2021-PJ9 A2 2.50% 2/26/52	17,688,977	14,352,256
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	588,553	533,903
Series 2014-2 B2 3.41% 6/25/29	219,277	197,827
Series 2015-4 B1 3.55% 6/25/45	1,686,531	1,520,690
Series 2015-4 B2 3.55% 6/25/45	1,207,812	1,089,044
Series 2016-4 B1 3.82% 10/25/46	1,135,571	1,039,942
Series 2016-4 B2 3.82% 10/25/46	2,077,690	1,877,869
Series 2017-1 B3 3.45% 1/25/47	4,113,928	3,582,182
Series 2017-2 A3 3.50% 5/25/47	341,460	307,591
Series 2020-2 A3 3.50% 7/25/50	503,294	451,269
Series 2020-7 A3 3.00% 1/25/51	2,118,780	1,830,019
Series 2021-1 A3 2.50% 6/25/51	3,610,641	2,934,069
Series 2021-10 A3 2.50% 12/25/51	7,466,356	6,067,289
Series 2021-11 A3 2.50% 1/25/52	12,864,628	10,454,018
Series 2021-12 A3 2.50% 2/25/52	16,761,149	13,620,398
Series 2021-13 A3 2.50% 4/25/52	16,922,973	13,751,899
•JP Morgan Trust
Series 2015-1 B2 5.70% 12/25/44	1,976,225	1,935,289
Series 2015-5 B2 5.85% 5/25/45	1,531,448	1,510,738
Series 2015-6 B1 3.53% 10/25/45	1,276,283	1,179,125
Series 2015-6 B2 3.53% 10/25/45	1,081,371	993,965
Series 2015-6 B3 3.53% 10/25/45	1,946,433	1,716,706
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	5,140,026	$ 4,254,643
Series 2021-1 A2 2.50% 3/25/51	3,506,415	2,849,373
Series 2021-4 A3 2.50% 7/25/51	3,649,462	2,965,616
Series 2021-5 A3 2.50% 8/25/51	11,525,783	9,366,050
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	737,584	685,074
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,740,180	3,025,309
Series 2021-4 A1 2.50% 9/25/51	17,040,649	13,783,622
Series 2021-6 A1 2.50% 12/25/51	7,590,731	6,139,893
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	445,744	416,109
Series 2015-1 B2 3.91% 1/25/45	750,382	705,866
Series 2020-4 A2 2.50% 11/25/50	2,882,167	2,385,310
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	144,460	140,834
Series 2017-2 A1 2.75% 4/25/57	73,678	72,037
Series 2018-1 A1 3.00% 1/25/58	800,147	762,324
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	749,728	647,783
Total Non-Agency Collateralized Mortgage Obligations (Cost $186,632,948)		152,639,863
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–9.54%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,602,184
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,127,590
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,369,411
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	10,908,715
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	34,051,552
•Series 2022-BNK40 B 3.39% 3/15/64	8,850,000	6,562,448

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK (continued)
•Series 2022-BNK41 A4 3.79% 4/15/65	5,845,000	$ 5,277,030
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	33,000,000	27,025,515
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,133,501
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	17,753,604
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	17,642,057
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	10,579,552
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	19,296,722
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,455,218
Series 2021-B25 2.58% 4/15/54	14,130,000	11,616,462
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	6,666,732
•Series 2022-B32 C 3.45% 1/15/55	11,000,000	7,757,072
•Series 2022-B33 B 3.62% 3/15/55	4,450,000	3,598,293
•Series 2022-B33 C 3.62% 3/15/55	4,450,000	3,235,117
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,108,987
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	14,870,839
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,054,639
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,374,587
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,018,763
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,378,999
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	13,860,453
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,574,698
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,833,757
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	6,815,244
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,378,369
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	$ 17,383,999
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,549,183
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,627,165
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	3,771,111
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,519,026
Series 2015-3BP A 3.18% 2/10/35	22,346,000	20,834,333
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,187,379
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	7,811,036
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,288,707
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,046,337
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,378,165
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,248,866
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	4,911,548
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	13,706,704
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,454,606
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	1,983,717
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	17,549,136
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	11,778,122
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	7,707,314
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,258,565
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	9,772,339
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	11,372,496	10,836,228
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,245,306

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	$ 10,996,609
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,613,289
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	3,914,567
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,414,349
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,213,211
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,433,731
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,617,767
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,604,225
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	2,056,123	1,995,907
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,498,673
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,014,456
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,221,707
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	24,807,285
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,618,165
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $725,379,454)		611,740,943
ΔSOVEREIGN BONDS–0.22%
Bermuda—0.05%
Bermuda Government International Bonds 2.38% 8/20/30	4,000,000	3,411,470
		3,411,470
Colombia—0.10%
Colombia Government International Bond 4.50% 3/15/29	7,105,000	6,254,761
		6,254,761
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.07%
Kazakhstan Government International Bonds 4.88% 10/14/44	4,957,000	$ 4,411,730
		4,411,730
Total Sovereign Bonds (Cost $16,216,701)		14,077,961
SUPRANATIONAL BANKS–0.57%
Banque Ouest Africaine de Developpement
4.70% 10/22/31	7,075,000	5,772,634
5.00% 7/27/27	2,903,000	2,674,534
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	28,319,749
Total Supranational Banks (Cost $39,945,818)		36,766,917
U.S. TREASURY OBLIGATIONS–17.81%
U.S. Treasury Bonds
1.75% 8/15/41	13,170,000	9,535,903
2.00% 11/15/41	4,800,000	3,622,688
2.25% 8/15/46	131,705,000	99,390,973
3.63% 2/15/53	125,095,000	124,195,880
3.88% 2/15/43	7,245,000	7,309,526
•U.S. Treasury Floating Rate Notes
4.87% 10/31/24 (USBMMY3M + 0.14%)	92,660,000	92,647,060
4.93% 1/31/25 (USBMMY3M + 0.20%)	18,205,000	18,215,768
U.S. Treasury Notes
3.50% 1/31/30	163,625,000	162,960,273
3.50% 2/15/33	54,150,000	54,234,609
3.63% 3/31/28	104,435,000	104,606,338
3.63% 3/31/30	1,650,000	1,654,189
3.88% 12/31/27	284,660,000	287,651,153
4.00% 2/15/26	66,575,000	66,850,662
4.13% 1/31/25	42,440,000	42,428,395
4.13% 10/31/27	5,985,000	6,099,790
4.13% 11/15/32	12,520,000	13,155,781
4.63% 2/28/25	3,315,000	3,347,244
4.63% 3/15/26	1,215,000	1,242,717
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	43,257,215
Total U.S. Treasury Obligations (Cost $1,183,625,702)		1,142,406,164

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	33,159,784	$ 33,159,784
Total Money Market Fund (Cost $33,159,784)		33,159,784

	Principal Amount°
SHORT-TERM INVESTMENTS—3.34%
Discounted Commercial Paper–3.34%
American Honda Finance Corp.
5.11% 5/16/23	4,000,000	3,975,100
5.44% 6/12/23	1,600,000	1,582,120
AT&T, Inc.
5.55% 9/19/23	10,000,000	9,727,953
5.62% 10/20/23	6,000,000	5,807,251
Bank of Montreal
5.29% 7/12/23	1,062,000	1,046,750
BofA Securities, Inc.
5.23% 8/15/23	3,000,000	2,941,273
BPCE SA
5.45% 7/18/23	13,500,000	13,292,641
Caterpillar Financial Services Corp.
4.84% 4/5/23	2,700,000	2,698,569
Cooperatieve Rabobank UA
5.20% 7/5/23	6,933,000	6,841,910
Credit Agricole Corporate and Investment Bank
5.38% 7/21/23	13,000,000	12,793,329
Duke Energy Corp.
5.77% 5/3/23	4,600,000	4,576,898
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
DZ Bank AG
4.84% 4/3/23	28,355,000	$ 28,347,486
ING U.S. Funding LLC
5.55% 10/16/23	1,500,000	1,457,198
Lloyds Bank Corporate Markets PLC
5.65% 7/31/23	8,500,000	8,353,841
McCormick & Co., Inc.
5.24% 4/17/23	6,900,000	6,884,207
Natixis SA
5.18% 8/17/23	14,500,000	14,212,903
5.31% 9/11/23	9,000,000	8,787,784
5.33% 5/30/23	4,025,000	3,990,698
5.42% 9/1/23	13,500,000	13,201,952
Rockwell Automation, Inc.
4.85% 4/6/23	8,600,000	8,594,302
Royal Bank of Canada
5.22% 7/5/23	3,500,000	3,453,408
Societe Generale SA
5.45% 7/17/23	13,500,000	13,288,914
5.63% 8/9/23	8,500,000	8,337,491
South Jersey Gas Co.
5.22% 4/3/23	6,400,000	6,398,169
Toronto-Dominion Bank
5.24% 9/15/23	7,000,000	6,830,983
5.38% 7/17/23	8,000,000	7,877,312
5.57% 8/23/23	9,000,000	8,813,856
Total Short-Term Investments (Cost $214,167,385)		214,114,298

TOTAL INVESTMENTS–100.37% (Cost $6,981,736,422)	6,436,822,219

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.37%)	(23,521,307)
NET ASSETS APPLICABLE TO 545,787,964 SHARES OUTSTANDING–100.00%	$6,413,300,912

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.
Δ Securities have been classified by country of origin.
LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
^ Zero coupon security. The rate shown is the yield at the time of purchase.

The following futures contracts and swap contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
4,303	U.S. Treasury 10 yr Notes	$494,508,828	$479,994,309	6/21/23	$14,514,519	$—
(405)	U.S. Treasury 10 yr Ultra Notes	(49,061,953)	(47,323,960)	6/21/23	—	(1,737,993)
(839)	U.S. Treasury 2 yr Notes	(173,214,173)	(171,310,804)	6/30/23	—	(1,903,369)
826	U.S. Treasury 5 yr Notes	90,453,454	88,597,465	6/30/23	1,855,989	—
885	U.S. Treasury Long Bonds	116,073,281	110,828,508	6/21/23	5,244,773	—
(323)	U.S. Treasury Ultra Bonds	(45,583,375)	(43,373,128)	6/21/23	—	(2,210,247)
Total Futures Contracts					$21,615,281	$(5,851,609)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.NA.HY.39- Quarterly[3]	63,800,000	(5.00%)	12/20/27	$859,276	$(737,304)	$1,596,580	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$141,613,072	$—	$141,613,072
Agency Commercial Mortgage-Backed Security	—	2,792,231	—	2,792,231
Agency Mortgage-Backed Securities	—	1,773,399,328	—	1,773,399,328
Corporate Bonds	—	2,093,587,889	—	2,093,587,889
Loan Agreement	—	11,807,314	—	11,807,314
Municipal Bond	—	4,532,639	—	4,532,639
Non-Agency Asset-Backed Securities	—	204,183,816	—	204,183,816
Non-Agency Collateralized Mortgage Obligations	—	152,639,863	—	152,639,863
Non-Agency Commercial Mortgage-Backed Securities	—	611,740,943	—	611,740,943
Sovereign Bonds	—	14,077,961	—	14,077,961
Supranational Banks	—	36,766,917	—	36,766,917
U.S. Treasury Obligations	—	1,142,406,164	—	1,142,406,164
Money Market Fund	33,159,784	—	—	33,159,784
Short-Term Investments	—	214,114,298	—	214,114,298
Total Investments	$33,159,784	$6,403,662,435	$—	$6,436,822,219
Derivatives:

Assets:
Futures Contracts	$21,615,281	$—	$—	$21,615,281
Swap Contract	$—	$1,596,580	$—	$1,596,580
Liabilities:
Futures Contracts	$(5,851,609)	$—	$—	$(5,851,609)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Bond Fund–16